Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Voyage revenue	$ 0	$ 597,223	$ 0
Total voyage revenue		597,223	0	$ 0
EXPENSES:
Charter-in hire expenses		(325,510)	0	0
Vessels' operating expenses		(57,615)	0	0
General and administrative expenses		(6,782)	0	0
Management and agency fees - related parties (Note 3)		(19,638)	0	0
General and administrative expenses - related parties (Note 3)		(3,869)	0	0
Amortization of dry-docking and special survey costs (Note 6)		(5,206)	0	0
Depreciation (Note 5)		(28,410)	0	0
Gain / (loss) on sale of vessels, net (Note 5)		(11,456)	0	0
Foreign exchange gains		(303)	0	0
Operating loss		(30,607)	0	0
OTHER INCOME / (EXPENSES):
Interest income		3,136	6	0
Interest and finance costs, net (Note 11)	0	(9,696)	0	0
Other, net		(13,116)	0	0
Gain / (loss) on derivative instruments, net (Note 13)		12,931	0	0
Total other expenses, net		(6,745)	6	0
Net loss	$ 0	$ (37,352)	$ 6	$ 0
Earnings / (Losses) per common share, basic and diluted (Note 12) (in dollars per share)	$ 0	$ (2.28)	$ 1.28	$ 0
Weighted average number of shares, basic and diluted (in shares)	0	16,374,555	4,754	0
Nonrelated Party [Member]
REVENUES:
Voyage revenue		$ 437,457	$ 0	$ 0
EXPENSES:
Voyage expenses		(161,357)	0	0
Related Party [Member]
REVENUES:
Voyage revenue		159,766	0	0
EXPENSES:
Voyage expenses		$ (7,684)	$ 0	$ 0